Fair Value (Quantitative Information) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest rate contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	3.07%	2.78%
Interest rate contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	3.17%	2.97%
Foreign currency exchange rate contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	0.28%	0.62%
Correlation	0.00%	40.00%
Foreign currency exchange rate contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	3.81%	24.30%
Correlation	0.00%	55.00%
Credit contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	0.98%	0.98%
Credit contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	1.00%	1.00%
Equity market contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation	70.00%	70.00%
Volatility	15.00%	15.00%
Equity market contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation	70.00%	70.00%
Volatility	36.00%	27.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	0.00%	20.00%
Withdrawal rates	0.00%	0.00%
Long-term equity volatilities	8.79%	7.30%
Nonperformance risk spread	(0.47%)	(0.35%)
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 1 - 10
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	0.25%	0.50%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 11 - 20
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	2.00%	2.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 21 - 116
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	1.00%	2.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 0 - 40
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.00%	0.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 41 - 60
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.01%	0.04%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 61 - 115
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.04%	0.26%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	25.00%	50.00%
Withdrawal rates	20.00%	20.00%
Long-term equity volatilities	33.00%	33.00%
Nonperformance risk spread	1.31%	0.81%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 1 - 10
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 11 - 20
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 21 - 116
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 0 - 40
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.21%	0.28%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 41 - 60
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.78%	0.88%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 61 - 115
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	100.00%	100.00%
U.S. corporate and foreign corporate securities | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments	(0.65%)	(0.40%)
Offered quotes	$ 68	$ 31
Quoted prices	$ 0	$ 0
U.S. corporate and foreign corporate securities | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments	2.40%	2.40%
Offered quotes	$ 121	$ 126
Quoted prices	$ 780	$ 750
U.S. corporate and foreign corporate securities | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments	0.39%	0.46%
Offered quotes	$ 98	$ 99
Quoted prices	156	151
Foreign government | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	96	92
Foreign government | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	135	189
Foreign government | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	113	106
RMBS | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	19	22
RMBS | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	292	120
RMBS | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	92	97
ABS | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	66	56
Quoted prices	16	15
ABS | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	105	106
Quoted prices	109	110
ABS | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	99	102
Quoted prices	$ 100	$ 100